Document and Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Securities Act File Number	001-42444
Entity Registrant Name	YSX Tech Co., Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	401, 4/F, Building 12, 1601 South Guangzhou Avenue
Entity Address, Address Line Two	Haizhu District, Guangzhou,
Entity Address, City or Town	Guangdong
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	YSXT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001993463
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Simon & Edward, LLP
Auditor Location	Los Angeles, California
Auditor Firm ID	2485
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jie Xiao
City Area Code	86
Local Phone Number	13535383338
Contact Personnel Email Address	xiaojie@ysxnet.com
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	22,260,175
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,177,325